Derivative Instruments (Estimated Net Gains Associated With Derivative Instruments, Net Of Tax That Will Be Reclassified To Earnings Within Twelve Months) (Details) (USD $)
In Millions, unless otherwise specified
3 Months Ended
Mar. 31, 2011
Net Unrealized Gains To Be Reclassified To Contract Drilling Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) to be reclassified to earnings	$ 1.8
Net Realized Losses To Be Reclassified To Other Income, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) to be reclassified to earnings	(0.3)
Net Gain (Loss) To Be Reclassified Within Twelve Months [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) to be reclassified to earnings	$ 1.5